Income Taxes - Summary of Reconciliation Between the Income Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/profit before income tax	¥ 630,693	$ 91,441	¥ (1,795,067)	¥ (613,699)
Tax benefit at EIT tax rate of 25%	157,673		(448,767)	(153,425)
Expenses not deductible for tax purposes	23,294		52,051	65,034
Research and development super deduction	(43,017)		(37,492)	(44,143)
Effect of different tax rates of subsidiaries operating in other jurisdictions	3,192		4,149	37,673
Effect of PRC preferential tax rates	(46)		52,502	0
Changes in valuation allowance	(118,120)		156,570	145,016
Income tax expense/(benefit)	¥ 22,976	$ 3,331	¥ (220,987)	¥ 50,155